Future Equity Obligations (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Future Equity Obligations [Line Items]
Proceeds from simple agreement for future equity			$ 2,666,953	$ 2,666,953	$ 12,885,001
Valuation cap				$ 65,000,000	$ 65,000,000
Valuation cap discount rate					80.00%
Aggregate purchase amount					$ 2,300,000
Valuation uncapped discount rate					90.00%
Agreement discount rate				80.00%	80.00%
Fair value				$ 0	$ 13,150,745
2022 Safe Agreements [Member]
Future Equity Obligations [Line Items]
Valuation cap				$ 80,000,000
Maximum [Member] | 2022 Safe Agreements [Member]
Future Equity Obligations [Line Items]
Agreement discount rate				90.00%
Minimum [Member] | 2022 Safe Agreements [Member]
Future Equity Obligations [Line Items]
Agreement discount rate				80.00%
Common Stock [Member]
Future Equity Obligations [Line Items]
Converted shares of common stock (in Shares)	4,372,601